Writer’s E-Mail: dedelstein@kkwc.com
Writer’s Direct Dial: 212.880.9892

August 24, 2011

VIA EDGAR

Mr. Vince Distefano
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Rochdale Core Alternative Strategies Master Fund LLC File No.: 811-21963 (“Master Fund”)

Dear Mr. Distefano:

Transmitted herewith is Amendment No. 11 to the Registration Statement, under the Investment Company Act of 1940, as amended, for the Master Fund.

These amendments reflect revisions (i) in response to the oral comments that you provided (which are described more fully in the separate response letter), (ii) to include disclosure about the Master Fund’s new directors for whom the Master Fund’s investors voted upon at a meeting held on August 12, 2011, and (iii) to provide updated disclosure about the Master Fund’s sub-adviser.

If you have any questions regarding the foregoing or the registration statement itself, please do not hesitate to contact me at 212-880-9892.

Respectfully yours,

/s/ Darren J. Edelstein

Darren J. Edelstein

cc:	Kurt Hawkesworth, Esq.
Robert S. Schneider. Esq.